Postretirement Benefits Other Than Pensions - Weighted Average Assumptions Used to Determine Net Postretirement Benefit Expense (Detail) (Other Postretirement Benefit Plans, Defined Benefit [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Postretirement Benefit Plans, Defined Benefit [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Discount rate	3.92%	5.29%	5.77%
Measurement date	12/31/2012	12/31/2011	12/31/2010